Expense Example - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund - Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 20
3 years	205
5 years	435
10 years	$ 1,094